Share Capital (Tables)	12 Months Ended
Mar. 31, 2026
Share Capital [Abstarct]
Schedule of Continuity for Stock Options

The continuity for stock options for the years ended March 31, 2026, 2025 and 2024 is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Balance, fully vested and exercisable at March 31, 2023	1,560,526	$1.04
Granted	2,000,000	$0.59
Balance, fully vested and exercisable at March 31, 2024	3,560,526	$0.79
Granted	1,200,000	$0.18
Balance, fully vested and exercisable at March 31, 2025	4,760,526	$0.63
Expired unexercised	(1,036,842)	$0.97
Balance, fully vested and exercisable at March 31, 2026	3,723,684	$0.54

Schedule of Stock Options Outstanding

As at March 31, 2026, the following stock options were outstanding:

Expiry Date		Number Outstanding	Number Exercisable	Weighted average exercise price	Average Remaining Contractual Life
April 26, 2026	(1)	1,200,000	1,200,000	$0.18	0.07
May 14, 2026	(1)	223,684	223,684	$1.33	0.12
July 13, 2026	(1)	236,842	236,842	$0.95	0.28
January 6, 2027		63,158	63,158	$1.33	0.77
June 4, 2028		2,000,000	2,000,000	$0.59	2.18
		3,723,684	3,723,684	$0.54	1.24

Schedule of Share Purchase Warrants

The continuity for share purchase warrants for the years ended March 31, 2026, 2025 and 2024 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, March 31, 2023	2,349,429	$1.69
Issued	927,778	$0.65
Expired	(1,895,670)	$1.69
Balance, March 31, 2024	1,381,537	$1.00
Expired	(453,759)	$1.71
Balance, March 31, 2025	927,778	$0.65
Issued	9,500,000	$0.25
Expired	(927,778)	$0.65
Balance, March 31, 2026	9,500,000	$0.25

Schedule of Warrants Outstanding

As at March 31, 2026, the Company had the following warrants outstanding:

Expiry date	Exercise price	Number Outstanding and Exercisable	Average Remaining Contractual Life
January 21, 2027	$0.25	3,000,000	0.81
February 2, 2027	$0.25	6,500,000	0.84
	$0.25	9,500,000	0.83

Schedule of Continuity for Restricted Share Units

The continuity for restricted share units for the years ended March 31, 2026, 2025 and 2024 is as follows:

RSU’s outstanding
Balance, March 31, 2023	-
Granted	1,425,000
Vested and issued	(1,425,000)
Balance, March 31, 2024 and March 31, 2025	-
Granted	4,500,000
Vested and issued	(4,500,000)
Balance, March 31, 2026	-